Offerings - Offering: 1	Jul. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	10.51
Maximum Aggregate Offering Price	$ 36,785,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,631.78
Offering Note	The amount registered reflected in Table 1 above represents the number of shares of common stock, par value $0.01 per share, potentially deliverable pursuant to the Amended and Restated 2021 Equity Incentive Plan being registered hereon. Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement on Form S-8 also covers an indeterminate number of additional shares of common stock that may be offered and issued under the Amended and Restated 2021 Equity Incentive Plan to prevent dilution resulting from stock splits, stock distributions or similar transactions. The proposed maximum offering price per unit and the maximum aggregate offering price in Table 1 above are estimated solely for calculating the amount of the registration fee, pursuant to Rules 457(c) and (h) under the Securities Act of 1933, on the basis of the average of the high and low sale prices of the Common Stock on the New York Stock Exchange on July 14, 2025, a date that is within five business days prior to filing.